16. Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Segment Information Tables
Segment Information

A summary of results by segments is as follows:

	Three Months Ended March 31, 2014 ($000				Three Months Ended March 31, 2013 ($000)
	Bio-	ProElite			Bio-	ProElite
	Pharma	(Discont.)	Other	Total	Pharma	(Discont.)	Other	Total
Revenues	$–	$–	$–	$–	$–	$–	$–	$–
Cost of sales	–	–	–	–	–	–	–	–
Gross margin	–	–	–	–	–	–	–	–
Deprec. & Amort	1	–	477	478	–	–	9	9
Segment profit	(1)	–	(477)	(478)	–	–	(9)	(9)
Operating expenses	183	–	710	893	–	–	2,084	2,084
Other (income)/expenses	–	–	5	5	–	–	20	20
Impact of derivative securities	–	–	–	–	–	–	237	237
Net loss from continuing ops.	(184)	–	(1,192)	(1,376)	–	–	(2,350)	(2,350)
Loss from discontinued ops.	–	–	–	–	–	(127)	–	(127)
Preferred dividends	–	–	–	–	–	–	124	124
Net loss attributable to common shareholders	$(184)	$–	$(1,192)	$(1,376)	$–	$(127)	$(2,474)	$(2,601)

Assets at End of Period	$230	$344	$25,878	$26,452	$–	$1,677	$511	$2,188
Liabilities at End of Period	$2,779	$625	$7,291	$10,695	$–	$1,998	$19,927	$21,925

	As of/for the Year Ended December 31, 2013					As of /for the Year Ended December 31, 2012
	Stratus Rewards	ProElite	Life Sciences	Other	Total	Stratus Rewards	ProElite	Other Events	Other	Total
Revenues	$–	$72	$–	$–	$72	$–	$375	$–	$–	$375
Cost of sales	–	–	–	–	–	–	236	–	–	236
Gross margin	–	72	–	–	72	–	139	–	–	139
Deprec. & Amort	–	2	87	587	676	–	2	–	32	34
Segment profit	–	70	(87)	(587)	(604)	–	137	–	(32)	105
Operating expenses	85	192	80	12,371	12,728	1,724	990	–	9,183	11,897
Other (income) expenses	–	(714)	–	643	(71)	–	97	–	1,763	1,859
Impact of derivative securities	–	–	–	(10,459)	(10,459)				(6,801)	(6,801)
Net loss	$(85)	$592	$(167)	$(3,142)	(2,802)	$(1,724)	$(950)	$–	$(4,177)	$(6,850)
Net loss attributable to non-controlling interests	–	–	–	(6)	(6)	–	–	–	(19)	(19)
Preferred dividend	–	–	–	(172)	(172)	–	–	–	497	497
Net loss attributable to common shareholders	$(85)	$592	$(167)	$(2,976)	$(2,636)	$(1,724)	$(950)	$–	$(4,693)	$(7,366)

Assets	$–	$230	$572	$17,542	$18,344	$–	$2,161	$–	$285	$2,446
Liabilities	$52	$2,779	$587	$5,460	$8,878	$122	$2,632	$2,271	$15,828	$20,853